                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6347
                                  ---------------------------------------------

                            Columbia Funds Trust VII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts                             02111
-------------------------------------------------------------------------------
    (Address of principal executive offices)                          (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end:   08/31/05
                        --------------------------

Date of reporting period:  02/28/05
                        --------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC]

COLUMBIA NEWPORT TIGER FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2005

TABLE OF CONTENTS

Fund Profile                                   1

Performance Information                        2

Understanding Your Expenses                    3

Economic Update                                4

Portfolio Manager's Report                     5

Financial Statements                           7

   Investment Portfolio                        8

   Statement of Assets and Liabilities        12

   Statement of Operations                    13

   Statement of Changes in Net Assets         14

   Notes to Financial Statements              16

   Financial Highlights                       22

Columbia Funds                                27

Important Information
About This Report                             29

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 NOT FDIC    MAY LOSE VALUE
 INSURED  -------------------
           NO BANK GUARANTEE

PRESIDENT'S MESSAGE

                                                     COLUMBIA NEWPORT TIGER FUND

[PHOTO]

DEAR SHAREHOLDER:

In 2004, Columbia Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe may offer significant benefits for our shareholders. Plans are underway to combine various Nations Funds and Columbia Funds together to form a single fund family that covers a wide range of markets, sectors and asset classes under the management of talented, seasoned investment professionals. As a result, some funds will be merged in order to eliminate redundancies and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these proposed mergers, and you will be asked to vote on certain fund changes that may affect you and your account. In this matter, your timely response will help us to implement the changes in 2005.

The increased efficiencies we expect from a more streamlined offering of funds may help us reduce fees charged to the funds, because larger funds often benefit from size and scale of operations. For example, significant savings for the combined complex may result from the consolidation of certain vendor agreements. In fact, negotiations are currently underway to consolidate the transfer agency of all of our funds and to consolidate custodial services, each under a single vendor. We have reduced management fees for many funds as part of our settlement agreement (See Note 8 in the Notes to Financial Statements) with the New York Attorney General.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options, with management expenses that continue to be competitive and fair. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success. In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund's manager or managers on key factors that influenced performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor. As always, we thank you for choosing Columbia Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher Wilson

Christopher Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees. Chris joined Bank of America in August 2004.

FUND PROFILE

                                                     COLUMBIA NEWPORT TIGER FUND

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed, and the composition of its portfolio will change over time.

TOP 5 COUNTRIES AS OF 02/28/05 (%)

   Hong Kong                                21.8
   Taiwan                                   18.4
   South Korea                              17.8
   Singapore                                10.1
   Thailand                                  9.8

TOP 5 SECTORS AS OF 02/28/05 (%)

   Financials                               36.2
   Information technology                   24.0
   Consumer discretionary                   16.5
   Telecommunication services                6.7
   Industrials                               4.7

TOP 10 HOLDINGS AS OF 02/28/05 (%)

   Samsung Electronics                      8.2
   Sun Hung Kai Properties                  4.2
   Kookmin Bank                             3.9
   Taiwan Semiconductor Manufacturing       3.6
   China Mobile Hong Kong                   3.6
   Siam Cement Public                       3.4
   Li & Fung                                2.9
   Hong Leong Bank Berhad                   2.8
   Esprit Holdings                          2.6
   Hon Hai Precision Industry               2.5


Country breakdowns are calculated as a percentage of total investments. Sector and portfolio holdings are calculated as a percentage of net assets.

Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

[SIDENOTE]

SUMMARY

- FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005, THE FUND'S CLASS A SHARES RETURNED 22.52% WITHOUT SALES CHARGE.

- STRONG ECONOMIC GROWTH AND DOMESTIC CONSUMPTION IN CHINA AND OTHER SMALLER MARKETS HELPED THE FUND, ITS BENCHMARK AND PEER GROUP ACHIEVE STRONG RETURNS FOR THE PERIOD.

- THE FUND'S EMPHASIS ON STEADY, LONG-TERM GROWTH STOCKS HURT PERFORMANCE IN THE LAST SEVERAL MONTHS OF THE PERIOD, DURING WHICH CYCLICAL STOCKS WERE THE BEST PERFORMERS.

[CHART]

CLASS A SHARES                             22.52%
MSCI ALL COUNTRY ASIA EX JAPAN INDEX       24.85%

                                    OBJECTIVE
   Seeks capital appreciation by investing primarily in equity securities of companies located in the Tiger countries of Asia.

                                TOTAL NET ASSETS
                                 $349.0 million

MANAGEMENT STYLE

[GRAPHIC]

PERFORMANCE INFORMATION

                                                     COLUMBIA NEWPORT TIGER FUND

[CHART]

VALUE OF A $10,000 INVESTMENT 03/01/95 - 02/28/05

             CLASS A SHARES WITHOUT SALES CHARGE     CLASS A SHARES WITH SALES CHARGE    MSCI ALL COUNTRY ASIA EX JAPAN INDEX
 03/1/1995                $   10,000                            $    9,425                            $   10,000
 3/31/1995                $   10,216                            $    9,629                            $    9,994
 4/30/1995                $   10,234                            $    9,646                            $    9,856
 5/31/1995                $   11,438                            $   10,780                            $   10,965
 6/30/1995                $   11,287                            $   10,638                            $   10,794
 7/31/1995                $   11,560                            $   10,895                            $   10,997
 8/31/1995                $   11,174                            $   10,532                            $   10,490
 9/30/1995                $   11,381                            $   10,726                            $   10,615
10/31/1995                $   11,306                            $   10,656                            $   10,432
11/30/1995                $   11,334                            $   10,682                            $   10,195
12/31/1995                $   11,800                            $   11,121                            $   10,699
 1/31/1996                $   12,936                            $   12,192                            $   11,530
 2/29/1996                $   12,936                            $   12,192                            $   11,656
 3/31/1996                $   12,842                            $   12,103                            $   11,741
 4/30/1996                $   12,794                            $   12,058                            $   12,164
 5/31/1996                $   12,728                            $   11,996                            $   12,027
 6/30/1996                $   12,444                            $   11,728                            $   11,848
 7/31/1996                $   11,743                            $   11,068                            $   10,974
 8/31/1996                $   12,169                            $   11,470                            $   11,305
 9/30/1996                $   12,530                            $   11,809                            $   11,500
10/31/1996                $   12,444                            $   11,729                            $   11,281
11/30/1996                $   13,098                            $   12,345                            $   11,814
12/31/1996                $   13,091                            $   12,338                            $   11,772
 1/31/1997                $   13,006                            $   12,258                            $   12,016
 2/28/1997                $   12,987                            $   12,240                            $   12,118
 3/31/1997                $   12,187                            $   11,486                            $   11,433
 4/30/1997                $   11,967                            $   11,279                            $   11,263
 5/31/1997                $   13,034                            $   12,284                            $   11,772
 6/30/1997                $   13,578                            $   12,798                            $   12,203
 7/31/1997                $   13,789                            $   12,996                            $   12,306
 8/31/1997                $   11,430                            $   10,772                            $   10,124
 9/30/1997                $   11,868                            $   11,186                            $   10,078
10/31/1997                $    8,975                            $    8,459                            $    7,838
11/30/1997                $    8,736                            $    8,234                            $    7,300
12/31/1997                $    8,644                            $    8,147                            $    7,028
 1/31/1998                $    7,245                            $    6,828                            $    6,420
 2/28/1998                $    8,788                            $    8,283                            $    7,781
 3/31/1998                $    8,702                            $    8,202                            $    7,667
 4/30/1998                $    7,907                            $    7,452                            $    6,995
 5/31/1998                $    6,709                            $    6,323                            $    5,928
 6/30/1998                $    5,981                            $    5,637                            $    5,262
 7/31/1998                $    5,559                            $    5,239                            $    5,129
 8/31/1998                $    4,685                            $    4,415                            $    4,390
 9/30/1998                $    5,520                            $    5,203                            $    4,826
10/31/1998                $    7,258                            $    6,840                            $    5,875
11/30/1998                $    7,603                            $    7,166                            $    6,349
12/31/1998                $    7,600                            $    7,163                            $    6,481
 1/31/1999                $    7,131                            $    6,721                            $    6,378
 2/28/1999                $    7,102                            $    6,694                            $    6,254
 3/31/1999                $    7,776                            $    7,329                            $    7,003
 4/30/1999                $    9,495                            $    8,949                            $    8,284
 5/31/1999                $    8,928                            $    8,415                            $    8,105
 6/30/1999                $   10,003                            $    9,428                            $    9,372
 7/31/1999                $    9,993                            $    9,419                            $    9,165
 8/31/1999                $   10,052                            $    9,474                            $    9,392
 9/30/1999                $    9,632                            $    9,078                            $    8,734
10/31/1999                $   10,140                            $    9,557                            $    9,016
11/30/1999                $   11,537                            $   10,874                            $    9,873
12/31/1999                $   13,159                            $   12,403                            $   10,673
 1/31/2000                $   12,495                            $   11,776                            $   10,620
 2/29/2000                $   12,915                            $   12,172                            $   10,398
 3/31/2000                $   13,481                            $   12,706                            $   10,643
 4/30/2000                $   12,504                            $   11,785                            $    9,667
 5/31/2000                $   11,654                            $   10,984                            $    8,826
 6/30/2000                $   12,924                            $   12,181                            $    9,292
 7/31/2000                $   12,934                            $   12,191                            $    8,894
 8/31/2000                $   12,934                            $   12,191                            $    8,828
 9/30/2000                $   11,997                            $   11,307                            $    7,817
10/31/2000                $   11,400                            $   10,745                            $    7,201
11/30/2000                $   10,814                            $   10,193                            $    6,923
12/31/2000                $   11,078                            $   10,441                            $    6,912
 1/31/2001                $   11,869                            $   11,187                            $    7,802
 2/28/2001                $   11,165                            $   10,523                            $    7,434
 3/31/2001                $    9,788                            $    9,225                            $    6,592
 4/30/2001                $   10,374                            $    9,777                            $    6,602
 5/31/2001                $   10,130                            $    9,548                            $    6,592
 6/30/2001                $    9,846                            $    9,280                            $    6,434
 7/31/2001                $    9,583                            $    9,032                            $    6,191
 8/31/2001                $    8,947                            $    8,433                            $    6,094
 9/30/2001                $    7,580                            $    7,144                            $    5,136
10/31/2001                $    7,844                            $    7,393                            $    5,413
11/30/2001                $    8,782                            $    8,277                            $    6,137
12/31/2001                $    9,245                            $    8,713                            $    6,647
 1/31/2002                $    9,373                            $    8,834                            $    6,913
 2/28/2002                $    9,324                            $    8,788                            $    6,964
 3/31/2002                $    9,865                            $    9,298                            $    7,430
 4/30/2002                $    9,964                            $    9,391                            $    7,506
 5/31/2002                $    9,708                            $    9,150                            $    7,336
 6/30/2002                $    9,195                            $    8,667                            $    6,972
 7/31/2002                $    8,692                            $    8,193                            $    6,708
 8/31/2002                $    8,486                            $    7,998                            $    6,589
 9/30/2002                $    7,727                            $    7,283                            $    5,863
10/31/2002                $    8,072                            $    7,607                            $    6,161
11/30/2002                $    8,545                            $    8,053                            $    6,488
12/31/2002                $    8,058                            $    7,595                            $    6,093
 1/31/2003                $    8,009                            $    7,549                            $    6,143
 2/28/2003                $    7,742                            $    7,297                            $    5,895
 3/31/2003                $    7,425                            $    6,998                            $    5,619
 4/30/2003                $    7,544                            $    7,110                            $    5,797
 5/31/2003                $    8,118                            $    7,651                            $    6,297
 6/30/2003                $    8,653                            $    8,155                            $    6,694
 7/31/2003                $    9,356                            $    8,818                            $    7,264
 8/31/2003                $   10,138                            $    9,555                            $    7,822
 9/30/2003                $   10,356                            $    9,760                            $    7,881
10/31/2003                $   11,108                            $   10,470                            $    8,557
11/30/2003                $   10,950                            $   10,320                            $    8,452
12/31/2003                $   11,649                            $   10,979                            $    8,957
 1/31/2004                $   12,118                            $   11,421                            $    9,502
 2/29/2004                $   12,387                            $   11,674                            $    9,824
 3/31/2004                $   12,019                            $   11,328                            $    9,660
 4/30/2004                $   11,501                            $   10,839                            $    9,129
 5/31/2004                $   11,282                            $   10,633                            $    8,823
 6/30/2004                $   11,053                            $   10,418                            $    8,746
 7/31/2004                $   10,834                            $   10,211                            $    8,571
 8/31/2004                $   11,283                            $   10,634                            $    8,988
 9/30/2004                $   11,621                            $   10,953                            $    9,334
10/31/2004                $   11,900                            $   11,216                            $    9,395
11/30/2004                $   12,996                            $   12,249                            $   10,229
12/31/2004                $   13,415                            $   12,643                            $   10,543
 1/31/2005                $   13,334                            $   12,568                            $   10,618
02/28/2005                $   13,825                            $   13,030                            $   11,222

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Morgan Stanley Capital International (MSCI) All Country (AC) Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 02/28/05 (%)

  SHARE CLASS                   A                 B                   C                  T             Z
  --------------------  ----------------  -----------------  -----------------  -----------------  --------
  INCEPTION                  04/01/95           04/01/95           04/01/95           05/31/89     05/31/89
  --------------------  ----------------  -----------------  -----------------  -----------------  --------
  SALES CHARGE          WITHOUT     WITH  WITHOUT      WITH  WITHOUT      WITH  WITHOUT      WITH  WITHOUT
  --------------------  ----------------  -----------------  -----------------  -----------------  --------
  6-month (cumulative)   22.52     15.48   22.34      17.34   22.23      21.23   22.84      15.78   22.81
  1-year                 11.59      5.17   10.96       5.96   10.87       9.87   11.93       5.50   11.97
  5-year                  1.37      0.17    0.65       0.26    0.62       0.62    1.63       0.43    1.61
  10-year                 3.29      2.68    2.54       2.54    2.53       2.53    3.54       2.92    3.51

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/04 (%)

  SHARE CLASS                   A                 B                   C                  T             Z
  --------------------  ----------------  -----------------  -----------------  -----------------  --------
  SALES CHARGE          WITHOUT     WITH  WITHOUT      WITH  WITHOUT      WITH  WITHOUT      WITH  WITHOUT
  --------------------  ----------------  -----------------  -----------------  -----------------  --------
  6-month (cumulative)   21.35     14.37   20.80      15.80   20.88      19.88   21.40      14.42   21.46
  1-year                 15.13      8.51   14.20       9.20   14.27      13.27   15.31       8.68   15.35
  5-year                  0.38     -0.80   -0.37      -0.77   -0.37      -0.37    0.61      -0.57    0.60
  10-year                 2.83      2.22    2.06       2.06    2.07       2.07    3.05       2.44    3.03

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 5.75% FOR CLASS A AND T SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD BE LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12b-1 FEES. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The fund was originally introduced on 05/31/89 and became Colonial Newport Tiger Fund on 04/01/95 when class A, B and D (since designated C) shares were offered. On 04/30/98, the fund was renamed Newport Tiger Fund. The fund was renamed Liberty Newport Tiger Fund on July 14, 2000. Please see the fund's prospectus for additional details. Class A, B and C share performance information includes returns of the fund's class T shares for periods prior to the inception dates of those classes. Class T share returns are not restated to reflect any expense differential, e.g., Rule 12b-1 fees, between class T shares and class A, B and C shares. Had expense differentials been reflected, returns for the periods prior to the inception date of the class A, B and C shares would have been lower.

[SIDENOTE]

PERFORMANCE OF A $10,000 INVESTMENT 03/01/95 - 02/28/05 ($)

  SALES CHARGE:   WITHOUT       WITH
  Class A         13,825       13,030
  Class B         12,845       12,845
  Class C         12,836       12,836
  Class T         14,155       13,341
  Class Z         14,116        n/a

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

UNDERSTANDING YOUR EXPENSES

                                                     COLUMBIA NEWPORT TIGER FUND

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees, and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES BY SHARE CLASS

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

[SIDENOTE]

ESTIMATING YOUR ACTUAL EXPENSES

TO ESTIMATE THE EXPENSES THAT YOU PAID OVER THE PERIOD, FIRST YOU WILL NEED YOUR ACCOUNT BALANCE AT THE END OF THE PERIOD:

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM COLUMBIA FUNDS SERVICES, INC., YOUR ACCOUNT BALANCE IS AVAILABLE ONLINE AT www.columbiafunds.com OR BY CALLING SHAREHOLDER SERVICES AT 800.345.6611

- FOR SHAREHOLDERS WHO RECEIVE THEIR ACCOUNT STATEMENTS FROM THEIR BROKERAGE FIRM, CONTACT YOUR BROKERAGE FIRM TO OBTAIN YOUR ACCOUNT BALANCE

1. DIVIDE YOUR ENDING ACCOUNT BALANCE BY $1,000. FOR EXAMPLE, IF AN ACCOUNT BALANCE WAS $8,600 AT THE END OF THE PERIOD, THE RESULT WOULD BE 8.6

2. IN THE SECTION OF THE TABLE BELOW TITLED "EXPENSES PAID DURING THE PERIOD," LOCATE THE AMOUNT FOR YOUR SHARE CLASS. YOU WILL FIND THIS NUMBER IS IN THE COLUMN LABELED "ACTUAL." MULTIPLY THIS NUMBER BY THE RESULT FROM STEP 1. YOUR ANSWER IS AN ESTIMATE OF THE EXPENSES YOU PAID ON YOUR ACCOUNT DURING THE PERIOD

09/01/04 - 02/28/05

              ACCOUNT VALUE AT THE       ACCOUNT VALUE AT THE         EXPENSES PAID      FUND'S ANNUALIZED
          BEGINNING OF THE PERIOD ($)    END OF THE PERIOD ($)    DURING THE PERIOD ($)  EXPENSE RATIO (%)
            ACTUAL      HYPOTHETICAL     ACTUAL   HYPOTHETICAL   ACTUAL    HYPOTHETICAL
          --------------------------     ---------------------   ----------------------
 Class A   1,000.00       1,000.00      1,226.08   1,015.92        9.88       8.95             1.79
 Class B   1,000.00       1,000.00      1,223.40   1,012.20       14.00      12.67             2.54
 Class C   1,000.00       1,000.00      1,222.31   1,012.20       14.00      12.67             2.54
 Class T   1,000.00       1,000.00      1,228.41   1,017.16        8.51       7.70             1.54
 Class Z   1,000.00       1,000.00      1,228.11   1,017.16        8.51       7.70             1.54

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning shares of different funds. If these transactional costs were included, your costs would have been higher.

COMPARE WITH OTHER FUNDS

Since all mutual fund companies are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

ECONOMIC UPDATE

                                                     COLUMBIA NEWPORT TIGER FUND

During the six-month period that began September 1, 2004, and ended February 28, 2005, the global economy expanded at an estimated pace of 4.6%, despite a modest slowdown near the end of 2004. In December, a vicious tsunami, one of the worst natural disasters in history, ravaged portions of the region and its effects were felt by local economies. However, 2005 is expected to be another year of solid growth.

STOCK MARKETS RECORD STRONG GAINS
In general, strong economic growth translated into double-digit gains for the region's stock markets. The MSCI All Country Asia ex Japan Index rose 24.85% for the six-month period. The MSCI China Index rose 19.03%. Hong Kong stocks returned 11.60%, as measured by the Hang Seng Index.

CHINA CONTINUES TO DRIVE ASIA'S FORTUNES
Economic growth in China was a notably strong 9.5% last year. Despite three quarters of somewhat slower growth, China's GDP surged in the final quarter of 2004. Exports hit record levels, thanks in part to a weaker dollar. Agricultural output soared and retail sales also helped spur the jump in GDP. And imports of crude oil jumped nearly 35% to meet rising demand for electricity and fuel for autos and trucks. Yet, key indicators suggest that the government's attempt to rein in the pace of growth is still working. Industrial production is growing at a slower pace compared to 2003 and early 2004 and fixed asset investment has slowed. Slower growth in the euro zone and the United States in 2005 is also expected to lower demand for Chinese imports.

SMALLER TIGER ECONOMIES DELIVER SOLID GROWTH
Though subdued in comparison to China, the smaller Tiger economies delivered solid growth for the period. In Thailand, industrial output has eased in recent months, yet the prospects for 2005 remain positive. The industrial sector is expected to benefit from the reconstruction of businesses affected by the tsunami. In addition, the government has announced plans to invest heavily in new infrastructure aimed at keeping domestic employment and spending high and inflation low.

In Singapore, economic growth took a big leap ahead in 2004 as biomedical firms helped offset the loss of some electronics-related manufacturing to India and China, which have undercut Singapore manufacturers on cost. However, growth is expected to slow in 2005, partly because manufacturing is already running at full capacity. The longer term outlook appears bright because new manufacturing facilities are under construction. When capacity expands, Singapore's biomedical output is expected to climb and thousands of new jobs are expected to be added to help offset job losses in electronics.

In Malaysia, GDP increased 7.1% in 2004, with slower growth in the fourth quarter attributed to a glut of supply in the electronics sector--a significant source of growth for Malaysia and many other economies in Southeast Asia. For 2005, Malaysia's growth is expected to slow to 5.1% as exports to the United States and China decline.

Economic growth also slowed late in 2004 for Taiwan, India and South Korea. Strong domestic demand is expected to help support growth in Taiwan in 2005. However, in South Korea household demand has been lackluster since a credit card crisis engulfed the country in 2003. In India, one of the region's poorest economies, a major infrastructure development program is underway. However, with new leadership in place in India, there is hope that fiscal reforms and programs designed to improve productivity could lead to higher long-term growth.

[SIDENOTE]

SUMMARY:

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2005

- SOLID ECONOMIC GROWTH HELPED ASIAN STOCK MARKETS OUTSIDE OF JAPAN GENERATE DOUBLE-DIGIT GAINS. THE MSCI ALL COUNTRY ASIA EX JAPAN INDEX RETURNED 24.85%.

- HONG KONG STOCKS TRAILED THE REGION'S OTHER MARKETS. THE HANG SENG INDEX GAINED 11.60%.

- CHINA LED THE REGION'S ECONOMIC GROWTH, ALTHOUGH THE GOVERNMENT CONTINUES TO SEEK MEASURES TO KEEP GROWTH FROM OVERHEATING.

[CHART]

MSCI ALL COUNTRY ASIA EX JAPAN INDEX    24.85%
HANG SENG INDEX                         11.60%

The MSCI All Country Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan, and takes into account local market restrictions on share ownership by foreigners.

The Hang Seng Stock Index is an unmanaged index that tracks the stock exchange of Hong Kong.

PORTFOLIO MANAGER'S REPORT

                                                     COLUMBIA NEWPORT TIGER FUND

For the six-month period ended February 28, 2005, Columbia Newport Tiger Fund class A shares returned 22.52% without sales charge. This was less than the 24.85% return of the MSCI All Country Asia ex Japan Index and the 27.22% average return of its peer group, the Lipper Pacific ex Japan Category.(1) Strong economic growth and domestic consumption in China and other smaller markets helped the fund, its benchmark and peer group achieve strong returns for the period.

INFRASTRUCTURE DEVELOPMENT AND DOMESTIC CONSUMPTION REMAINED THEMES
We continued to emphasize countries that we believed could benefit from infrastructure development and domestic consumption. As a result, the fund had more exposure to Thailand, India and Singapore than the index. All three markets were solid performers for the fund.

We also focused on financial stocks--particularly banks and real estate companies. We believe that financial stocks are essential to domestic development and consumption and that they are poised to profit from these trends. This view was rewarded by the strong performance of Kookmin Bank in South Korea, which we added to during the period. Bank Rakyat Indonesia, Oversea-Chinese Banking in Singapore and Bangkok Bank Public in Thailand also contributed to the fund's double-digit gain for the period. In India, Housing Development Finance also gave performance a substantial boost.

SEEKING OPPORTUNITY IN HONG KONG
On the belief that Hong Kong's long bout with deflation appeared to be coming to an end, we began to build a position in the Hong Kong real estate sector in 2004. In fact, Hong Kong's economy became more inflationary during the period, which should benefit the real estate sector over the long term. Unfortunately, our exposure to the sector turned in mixed results during this six-month period. Shares of Swire Pacific produced a double-digit return while Henderson Land Development, a long-term holding for the fund, declined. We continued to maintain our relatively large position because we believe that the long-term prospects for Hong Kong real estate remain positive.

FINDING VALUE IN TAIWAN TECHNOLOGY, OPPORTUNITY IN CONSUMER SPENDING
We added to our position in Taiwan, where we took advantage of attractively valued technology stocks. We invested in Optimax Technology and Delta Electronics, which generated positive returns. Two long-term holdings, Hon Hai Precision Industry and Taiwan Semiconductor Manufacturing, also outperformed.

A relatively large position in consumer discretionary stocks reflected our outlook for a pick-up in consumer spending. In Hong Kong, retailer Esprit Holdings did well. In Indonesia, PT Astra International, a conglomerate with businesses in the automotive, financial services, agriculture and information technology industries, was positive. Astro All Asia Networks, a Malaysian media company, also aided results.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.

[SIDENOTE]

NET ASSET VALUE PER SHARE AS OF 02/28/05 ($)

   Class A                                    13.82
   Class B                                    13.36
   Class C                                    13.36
   Class T                                    13.90
   Class Z                                    13.86

DISTRIBUTIONS DECLARED PER SHARE 09/01/04 - 02/28/05 ($)

   Class A                                     0.06
   Class B                                     0.00
   Class C                                     0.00
   Class T                                     0.09
   Class Z                                     0.09

HOLDINGS DISCUSSED IN THIS REPORT AS OF 02/28/05 (%)

   Kookmin Bank                                 3.9
   Bank Rakyat Indonesia                        1.1
   Oversea-Chinese Banking                      1.0
   Bangkok Bank Public                          2.2
   Housing Development Finance                  2.0
   Swire Pacific                                1.5
   Henderson Land Development                   1.8
   Optimax Technology                           1.3
   Delta Electronics                            1.0
   Hon Hai Precision Industry                   2.5
   Taiwan Semiconductor Manufacturing           3.6
   Esprit Holdings                              2.6
   PT Astra International                       1.7
   Astro All Asia Networks                      1.0

Your fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

AVOIDING CYCLICALS DETRACTED FROM PERFORMANCE
The fund lost some ground relative to its benchmark because it had less exposure to cyclical stocks, which outperformed during the last two months of the period. Because cyclical stocks are influenced by changes in general economic activity, they tend to be more volatile than the more steady long-term growth stocks that we favor. In particular, the fund missed out on the spectacular gains from energy stocks. However, we will stay with our strategy because we believe in its long-term potential.

An underweight in South Korea, which was a strong performer, also had a negative impact on return. South Korea's export-driven economy is one of the most cyclical in Asia. Its prospects are closely linked to US consumer spending; and because we are concerned that the high level of consumer spending in the United States may be unsustainable, we allocated relatively few assets to South Korea.

INTERNAL FACTORS COULD DRIVE PERFORMANCE
We continue to believe that internal catalysts, such as the build-out of the infrastructure, consumer and business spending and "re-inflation," could drive Asia's economic growth for a long time. As a result, we have kept our focus on companies with the potential to benefit from Asia's many building projects and from the emergence of a consumer society. We will continue to seek opportunity among these types of companies.

[PHOTO]

Eric Sandlund has managed or co-managed the fund since August 2002. He has been the sole manager of the fund since March 2004. He joined the advisor and its predecessors or affiliate organizations in June 2002.

/s/ [ILLEGIBLE]

The Board of Trustees has approved a proposal to reorganize the Columbia Newport Tiger Fund into the Columbia International Stock Fund, subject to shareholder approval and the satisfaction of certain other conditions. The effective date of the reorganization is expected to be in the third quarter of 2005 or on such a date on which the parties agree.

Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.

International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Some of the countries the fund invests in are considered emerging economies, which means there may be greater risks associated with investing there than in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

[SIDENOTE]

WE HAVE KEPT OUR FOCUS ON COMPANIES WITH THE POTENTIAL TO BENEFIT FROM ASIA'S MANY BUILDING PROJECTS AND FROM THE EMERGENCE OF A CONSUMER SOCIETY.

FINANCIAL STATEMENTS

FEBRUARY 28, 2005 (UNAUDITED)                        COLUMBIA NEWPORT TIGER FUND

           A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS

INVESTMENT PORTFOLIO

The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.

STATEMENT OF ASSETS AND LIABILITIES

This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.

STATEMENT OF OPERATIONS

This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.

STATEMENT OF CHANGES IN NET ASSETS

This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

NOTES TO FINANCIAL STATEMENTS

These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

FINANCIAL HIGHLIGHTS

The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

INVESTMENT PORTFOLIO

FEBRUARY 28, 2005 (UNAUDITED)                        COLUMBIA NEWPORT TIGER FUND

                                                                                                            SHARES    VALUE ($)
                                             ----------------------------------------------------------------------------------
COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 16.5%
                    AUTO COMPONENTS - 1.0%   Tong Yang Industry Co., Ltd.                                2,334,000    3,586,474
                                                                                             Auto Components Total    3,586,474

                        AUTOMOBILES - 5.7%   Bajaj Auto Ltd.                                                68,396    1,614,855
                                             Hyundai Motor Co.                                             150,480    8,612,983
                                             Maruti Udyog Ltd.                                             353,397    3,831,833
                                             PT Astra International                                      5,168,000    6,021,092
                                                                                                 Automobiles Total   20,080,763

                       DISTRIBUTORS - 2.9%   Li & Fung Ltd.                                              5,980,000   10,233,528
                                                                                                Distributors Total   10,233,528

      HOTELS, RESTAURANTS & LEISURE - 1.0%   Genting Berhad                                                686,300    3,538,075
                                                                               Hotels, Restaurants & Leisure Total    3,538,075

                              MEDIA - 3.3%   Astro All Asia Networks PLC (a)                             2,354,100    3,434,257
                                             Singapore Press Holdings Ltd.                               2,829,700    7,932,342
                                                                                                       Media Total   11,366,599

                   SPECIALTY RETAIL - 2.6%   Esprit Holdings Ltd.                                        1,249,500    8,920,564
                                                                                            Specialty Retail Total    8,920,564
                                                                                                                    -----------
                                                                                      CONSUMER DISCRETIONARY TOTAL   57,726,003

CONSUMER STAPLES - 1.5%

                      FOOD PRODUCTS - 1.5%   People's Food Holdings Ltd.                                 3,134,000    2,602,019
                                             Thai Union Frozen Products
                                               Public Co., Ltd.                                          3,381,800    2,560,066
                                                                                               Food Products Total    5,162,085
                                                                                                                    -----------
                                                                                            CONSUMER STAPLES TOTAL    5,162,085

FINANCIALS - 36.2%

                  COMMERCIAL BANKS - 19.2%   Bangkok Bank Public Co.,
                                               Ltd., NVDR                                                2,689,500    7,800,745
                                             Bank Rakyat Indonesia                                      11,231,000    3,969,029
                                             Chinatrust Financial Holding Co.,
                                               Ltd.                                                      5,720,111    6,837,586
                                             Dah Sing Financial Group                                      224,800    1,697,857
                                             Hong Leong Bank Berhad                                      6,769,600    9,606,258
                                             Kasikornbank Public Co., Ltd., (a)                          4,583,600    7,832,395
                                             Kookmin Bank                                                  295,235   13,612,237
                                             Oversea-Chinese Banking Corp.,
                                               Ltd.                                                        410,000    3,422,833
                                             Standard Chartered PLC                                        240,106    4,399,257
                                             United Overseas Bank Ltd.                                     913,000    7,623,602
                                                                                            Commercial Banks Total   66,801,799

     DIVERSIFIED FINANCIAL SERVICES - 2.0%   Housing Development Finance
                                               Corp., Ltd.                                                 389,893    6,942,350
                                                                              Diversified Financial Services Total    6,942,350

                          INSURANCE - 3.3%   Cathay Financial Holding Co.,
                                               Ltd.                                                      2,787,000    5,657,663
                                             Samsung Fire & Marine Insurance
                                               Co., Ltd.                                                    73,680    5,993,095
                                                                                                   Insurance Total   11,650,758

                       REAL ESTATE - 11.7%   City Developments Ltd.                                      1,591,500    6,593,109
                                             Henderson Land Development Co.,
                                               Ltd.                                                      1,363,000    6,386,007
                                             Land & Houses Public Co., Ltd.,
                                               NVDR                                                     18,493,100    4,614,819
                                             SM Prime Holdings, Inc.                                    21,422,000    3,366,160
                                             Sun Hung Kai Properties Ltd.                                1,597,000   14,829,517
                                             Swire Pacific Ltd., Class A                                   626,500    5,106,149
                                                                                                 Real Estate Total   40,895,761
                                                                                                                    -----------
                                                                                                  FINANCIALS TOTAL  126,290,668

See Accompanying Notes to Financial Statements.

                                                                                                            SHARES    VALUE ($)
                                             ----------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

HEALTH CARE - 2.5%

   HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%   Pihsiang Machinery Manufacturing
                                               Co., Ltd.                                                   858,825    2,051,799
                                                                                           Health Care Equipment &
                                                                                                    Supplies Total    2,051,799

                    PHARMACEUTICALS - 1.9%   Dr. Reddy's Laboratories Ltd., ADR                            193,900    3,416,518
                                             Ranbaxy Laboratories Ltd.                                     140,732    3,289,524
                                                                                             Pharmaceuticals Total    6,706,042
                                                                                                                    -----------
                                                                                                 HEALTH CARE TOTAL    8,757,841

INDUSTRIALS - 4.7%

               ELECTRICAL EQUIPMENT - 1.3%   Optimax Technology Corp.                                    1,604,000    4,533,174
                                                                                        Electrical Equipment Total    4,533,174

           INDUSTRIAL CONGLOMERATES - 2.4%   China Merchants Holdings
                                               International Co., Ltd.                                   2,170,000    4,527,273
                                             Hutchison Whampoa Ltd.                                        420,100    3,777,819
                                                                                    Industrial Conglomerates Total    8,305,092

      TRANSPORTATION INFRASTRUCTURE - 1.0%   Zhejiang Expressway Co., Ltd.,
                                               Class H                                                   4,932,000    3,556,280
                                                                               Transportation Infrastructure Total    3,556,280
                                                                                                                    -----------
                                                                                                 INDUSTRIALS TOTAL   16,394,546

INFORMATION TECHNOLOGY - 24.0%

            COMPUTERS & PERIPHERALS - 2.3%   Acer, Inc.                                                  2,074,836    3,376,787
                                             Lite-On Technology Corp.                                    4,155,200    4,512,263
                                                                                     Computers & Peripherals Total    7,889,050

 ELECTRONIC EQUIPMENT & INSTRUMENTS - 6.8%   Delta Electronics, Inc., GDR                                2,043,000    3,589,642
                                             Hon Hai Precision Industry Co.,
                                               Ltd.                                                      1,856,206    8,650,221
                                             Interflex Co., Ltd.                                           104,151    1,993,981
                                             MFS Technology Ltd.                                         5,518,500    2,709,762
                                             Synnex Technology International
                                               Corp.                                                     1,434,900    2,149,893
                                             Venture Corp., Ltd.                                           517,000    4,572,138
                                                                                            Electronic Equipment &
                                                                                                 Instruments Total   23,665,637

       INTERNET SOFTWARE & SERVICES - 1.0%   NCSoft Corp. (a)                                               50,250    3,607,872
                                                                                Internet Software & Services Total    3,607,872

                        IT SERVICES - 2.0%   Infosys Technologies Ltd.                                     140,069    7,176,685
                                                                                                 IT Services Total    7,176,685

                          SEMICONDUCTORS &
           SEMICONDUCTOR EQUIPMENT - 11.9%   Samsung Electronics Co., Ltd.                                  55,330   28,792,864
                                             Taiwan Semiconductor
                                               Manufacturing Co., Ltd.                                   7,140,390   12,675,691
                                                                                    Semiconductors & Semiconductor
                                                                                                   Equipment Total   41,468,555
                                                                                                                    -----------
                                                                                      INFORMATION TECHNOLOGY TOTAL   83,807,799

MATERIALS - 3.8%

             CONSTRUCTION MATERIALS - 3.4%   Siam Cement Public Co., Ltd.,
                                               NVDR                                                      1,668,200   11,769,375
                                                                                      Construction Materials Total   11,769,375

                    METALS & MINING - 0.4%   Semirara Mining Corp. (a)                                   1,973,006    1,588,659
                                                                                             Metals & Mining Total    1,588,659
                                                                                                                    -----------
                                                                                                   MATERIALS TOTAL   13,358,034

                                 See Accompanying Notes to Financial Statements.

                                                                                                            SHARES    VALUE ($)
                                             ----------------------------------------------------------------------------------
COMMON STOCKS - (CONTINUED)

TELECOMMUNICATION SERVICES - 6.7%
             DIVERSIFIED TELECOMMUNICATION
                           SERVICES - 1.1%   PT Telekomunikasi Indonesia                                 8,010,000    3,833,757
                                                                                     Diversified Telecommunication
                                                                                                    Services Total    3,833,757

WIRELESS TELECOMMUNICATION SERVICES - 5.6%   China Mobile Hong Kong Ltd.                                 3,877,500   12,570,478
                                             Taiwan Cellular Corp.                                       6,519,000    7,030,345
                                                                                        Wireless Telecommunication
                                                                                                    Services Total   19,600,823
                                                                                                                    -----------
                                                                                  TELECOMMUNICATION SERVICES TOTAL   23,434,580

UTILITIES - 3.9%

                 ELECTRIC UTILITIES - 1.4%   Datang International Power
                                               Generation Co., Ltd., Class H                             2,742,000    2,120,018
                                             Huaneng Power International,
                                               Inc., Class H                                             3,492,000    2,700,636
                                                                                          Electric Utilities Total    4,820,654

                      GAS UTILITIES - 2.4%   Hong Kong & China Gas Co., Ltd.                             2,800,908    5,939,967
                                             Xinao Gas Holdings Ltd. (a)                                 4,552,000    2,520,012
                                                                                               Gas Utilities Total    8,459,979

                    WATER UTILITIES - 0.1%   Manila Water Co. (a)                                          977,200      116,237
                                                                                             Water Utilities Total      116,237
                                                                                                                    -----------
                                                                                                   UTILITIES TOTAL   13,396,870

                                             TOTAL COMMON STOCKS
                                             (COST OF $266,623,522)                                                 348,328,426

                                                                                                           PAR ($)
                                             ----------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.0%

                                             Repurchase agreement with State
                                             Street Bank & Trust Co., dated
                                             02/28/05, due 03/01/05 at 2.520%,
                                             collateralized by a U.S. Treasury
                                             Bond maturing 11/15/24, market
                                             value of $3,597,833 (repurchase
                                             proceeds $3,523,247)                                        3,523,000    3,523,000

                                             TOTAL SHORT-TERM OBLIGATION
                                             (COST OF $3,523,000)                                                     3,523,000

                                             TOTAL INVESTMENTS - 100.8%
                                             (COST OF $270,146,522) (b)                                             351,851,426

                                             Other Assets & Liabilities,
                                               Net - (0.8)%                                                          (2,814,639)

                                             Net Assets - 100.0%                                                    349,036,787


NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing security.
(b)  Cost for federal income tax
     purposes is $270,146,522.

See Accompanying Notes to Financial Statements.

ACRONYM                          NAME
ADR                              American Depositary Receipt
GDR                              Global Depositary Receipt
NVDR                             Non-voting Depositary Receipt

SUMMARY OF SECURITIES                               % OF TOTAL
BY COUNTRY                           VALUE ($)     INVESTMENTS
--------------------------------------------------------------
Hong Kong                             76,509,171       21.8%
Taiwan                                64,651,537       18.4
South Korea                           62,613,032       17.8
Singapore                             35,455,805       10.1
Thailand                              34,577,400        9.8
India                                 26,271,765        7.5
Indonesia                             13,823,878        3.9
Malaysia                              13,144,333        3.7
China                                  8,376,934        2.4
United Kingdom                         7,833,514        2.2
Philippines                            5,071,057        1.4
United States*                         3,523,000        1.0
                                   -------------      -----
                                   $ 351,851,426      100.0%
                                   =============      =====

* Represents short-term obligation.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

At February 28, 2005, the Fund held investments in the following sectors:

SECTOR                             % OF NET ASSETS
--------------------------------------------------
Financials                              36.2%
Information Technology                  24.0
Consumer Discretionary                  16.5
Telecommunication Services               6.7
Industrials                              4.7
Utilities                                3.9
Materials                                3.8
Health Care                              2.5
Consumer Staples                         1.5
Short-Term Obligation                    1.0
Other Assets & Liabilities, Net         (0.8)
                                       -----
                                       100.0%
                                       =====

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2005 (UNAUDITED)                        COLUMBIA NEWPORT TIGER FUND

                                                                                                                       ($)
                                      -------------------------------------------------------------------------------------
                             ASSETS   Investments, at cost                                                     270,146,522
                                                                                                              ------------
                                      Investments, at value                                                    351,851,426
                                      Cash                                                                             680
                                      Foreign currency (cost of $889,027)                                          897,120
                                      Receivable for:
                                        Fund shares sold                                                           437,414
                                        Interest                                                                       247
                                        Dividends                                                                  590,216
                                      Deferred Trustees' compensation plan                                          26,216
                                      Receivable from advisor                                                      266,581
                                                                                                              ------------
                                                                                               Total Assets    354,069,900

                        LIABILITIES   Expense reimbursement due to Investment Advisor                               14,272
                                      Payable for:
                                       Investments purchased                                                       366,442
                                       Fund shares repurchased                                                     742,227
                                       Investment advisory fee                                                     195,262
                                       Administration fee                                                           71,464
                                       Transfer agent fee                                                          188,821
                                       Pricing and bookkeeping fees                                                 12,745
                                       Custody fee                                                                  43,205
                                       Distribution and service fees                                                93,907
                                      Deferred Trustees' fees                                                       26,216
                                      Foreign capital gains tax payable                                          3,226,023
                                      Other liabilities                                                             52,529
                                                                                                              ------------
                                                                                          Total Liabilities      5,033,113

                                                                                                 NET ASSETS    349,036,787

          COMPOSITION OF NET ASSETS   Paid-in capital                                                          417,768,258
                                      Overdistributed net investment income                                       (889,564)
                                      Accumulated net realized loss                                           (146,345,983)
                                      Net unrealized appreciation (depreciation) on:
                                       Investments                                                              81,704,904
                                       Foreign currency translations                                                25,195
                                       Foreign capital gains tax                                                (3,226,023)
                                                                                                              ------------
                                                                                                 NET ASSETS    349,036,787

                            CLASS A   Net assets                                                               196,705,493
                                      Shares outstanding                                                        14,229,632
                                      Net asset value per share                                                      13.82(a)(b)
                                      Maximum offering price per share ($13.82/0.9425)                               14.66(c)

                            CLASS B   Net assets                                                                66,451,365
                                      Shares outstanding                                                         4,973,059
                                      Net asset value and offering price per share                                   13.36(a)(b)

                            CLASS C   Net assets                                                                28,642,347
                                      Shares outstanding                                                         2,144,456
                                      Net asset value and offering price per share                                   13.36(a)(b)

                            CLASS T   Net assets                                                                29,007,867
                                      Shares outstanding                                                         2,087,460
                                      Net asset value per share                                                      13.90(a)(b)
                                      Maximum offering price per share ($13.90/0.9425)                               14.75(c)

                            CLASS Z   Net assets                                                                28,229,715
                                      Shares outstanding                                                         2,037,019
                                      Net asset value, offering and redemption
                                        price per share                                                              13.86(b)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) Redemption price per share is equal to net asset value less any applicable redemption fee.
(c) On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED                             COLUMBIA NEWPORT TIGER FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                       ($)
                                      ------------------------------------------------------------------------------------
                  INVESTMENT INCOME   Dividends                                                                  2,424,745
                                      Interest                                                                      25,141
                                                                                                              ------------
                                        Total Investment Income (net of foreign taxes
                                           withheld of $373,751)                                                 2,449,886

                           EXPENSES   Investment advisory fee                                                    1,229,117
                                      Administration fee                                                           414,477
                                      Distribution fee:
                                        Class B                                                                    268,543
                                        Class C                                                                    100,796
                                      Service fee:
                                        Class A                                                                    221,597
                                        Class B                                                                     89,514
                                        Class C                                                                     33,599
                                      Transfer agent fee                                                           589,750
                                      Pricing and bookkeeping fees                                                  49,688
                                      Trustees' fees                                                                 6,339
                                      Custody fee                                                                  253,105
                                      Non-recurring costs (See Note 8)                                               2,925
                                      Other expenses                                                               138,421
                                                                                                              ------------
                                          Total Expenses                                                         3,397,871
                                      Fees and expenses waived or reimbursed by
                                        Investment Advisor                                                        (121,673)
                                      Non-recurring costs assumed by Investment
                                        Advisor (See Note 8)                                                        (2,925)
                                      Custody earnings credit                                                         (215)
                                                                                                              ------------
                                        Net Expenses                                                             3,273,058
                                                                                                              ------------
                                      Net Investment Loss                                                         (823,172)

   NET REALIZED AND UNREALIZED GAIN   Net realized gain (loss) on:
     (LOSS) ON INVESTMENTS, FOREIGN     Investments                                                             20,451,511
 CURRENCY AND FOREIGN CAPITAL GAINS     Foreign currency transactions                                               65,615
                                TAX     Foreign capital gains tax                                                 (869,607)
                                                                                                              ------------
                                          Net realized gain                                                     19,647,519

                                      Net change in unrealized appreciation/depreciation on:
                                        Investments                                                             48,715,125
                                        Foreign currency translations                                               29,869
                                        Foreign capital gains tax                                                 (263,979)
                                                                                                              ------------
                                          Net change in unrealized appreciation/depreciation                    48,481,015
                                                                                                              ------------
                                      Net Gain                                                                  68,128,534
                                                                                                              ------------
                                      Net Increase in Net Assets from Operations                                67,305,362

                                 See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                     COLUMBIA NEWPORT TIGER FUND

                                                                                                     (UNAUDITED)
                                                                                                     SIX MONTHS
                                                                                                        ENDED        YEAR ENDED
                                                                                                     FEBRUARY 28,    AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                                     2005 ($)       2004 ($)
-----------------------------------   ------------------------------------------------------------------------------------------
                         OPERATIONS   Net investment income (loss)                                       (823,172)     2,724,097
                                      Net realized gain on investments, foreign currency
                                         transactions and foreign capital gains tax                    19,647,519     52,456,071
                                      Net change in unrealized appreciation/depreciation
                                         on investments, foreign currency translations and
                                         foreign capital gains tax                                     48,481,015    (13,682,184)
                                                                                                     ---------------------------
                                                   Net Increase from Operations                        67,305,362     41,497,984

          DISTRIBUTIONS DECLARED TO
                       SHAREHOLDERS   From net investment income:
                                        Class A                                                          (832,260)      (831,594)
                                        Class B                                                                --        (88,934)
                                        Class C                                                                --        (19,088)
                                        Class T                                                          (192,228)      (212,355)
                                        Class Z                                                          (196,654)      (507,109)
                                                                                                     ---------------------------
                                        Total Distributions Declared to Shareholders                   (1,221,142)    (1,659,080)

                 SHARE TRANSACTIONS   Class A:
                                        Subscriptions                                                  22,674,084     76,583,422
                                        Distributions reinvested                                          746,684        736,922
                                        Redemptions                                                   (21,305,115)   (63,211,242)
                                                                                                     ---------------------------
                                          Net Increase                                                  2,115,653     14,109,102

                                      Class B:
                                        Subscriptions                                                   1,761,380      7,826,538
                                        Distributions reinvested                                               --         73,423
                                        Redemptions                                                   (25,351,964)   (64,347,868)
                                                                                                     ---------------------------
                                          Net Decrease                                                (23,590,584)   (56,447,907)

                                      Class C:
                                        Subscriptions                                                   1,079,596      8,349,434
                                        Distributions reinvested                                               --         14,267
                                        Redemptions                                                    (3,056,755)    (8,061,406)
                                                                                                     ---------------------------
                                          Net Increase (Decrease)                                      (1,977,159)       302,295

                                      Class T:
                                        Subscriptions                                                      49,937        278,751
                                        Distributions reinvested                                          170,264        188,281
                                        Redemptions                                                    (3,367,902)    (4,334,649)
                                                                                                     ---------------------------
                                          Net Decrease                                                 (3,147,701)    (3,867,617)

                                      Class Z:
                                        Subscriptions                                                   1,063,243      5,844,590
                                        Distributions reinvested                                          152,477        470,180
                                        Redemptions                                                    (4,860,784)   (52,802,123)
                                                                                                     ---------------------------
                                          Net Decrease                                                 (3,645,064)   (46,487,353)
                                      Net Decrease from Share Transactions                            (30,244,855)   (92,391,480)
                                      Redemption fees                                                       1,635          1,780
                                                                                                     ---------------------------
                                             Total Increase (Decrease) in Net Assets                   35,841,000    (52,550,796)

                         NET ASSETS   Beginning of period                                             313,195,787    365,746,583
                                      End of period (including (overdistributed)
                                        undistributed net investment income of
                                        $(889,564) and $1,154,750, respectively)                      349,036,787    313,195,787

See Accompanying Notes to Financial Statements.

                                                                                                     (UNAUDITED)
                                                                                                     SIX MONTHS
                                                                                                        ENDED        YEAR ENDED
                                                                                                     FEBRUARY 28,    AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS:                                                                     2005 ($)       2004 ($)
-----------------------------------   ------------------------------------------------------------------------------------------
                  CHANGES IN SHARES   Class A:
                                        Subscriptions                                                   1,772,824      6,737,793
                                        Capital contribution                                                6,364
                                        Issued for distributions reinvested                                56,567         65,914
                                        Redemptions                                                    (1,682,335)    (5,611,266)
                                                                                                     ---------------------------
                                          Net Increase                                                    153,420      1,192,441

                                      Class B:
                                        Subscriptions                                                     141,491        703,687
                                        Capital contribution                                                  543
                                        Issued for distributions reinvested                                    --          6,780
                                        Redemptions                                                    (2,080,353)    (5,805,997)
                                                                                                     ---------------------------
                                          Net Decrease                                                 (1,938,319)    (5,095,530)

                                      Class C:
                                        Subscriptions                                                      88,019        763,277
                                        Capital contribution                                                  393
                                        Issued for distributions reinvested                                    --          1,315
                                        Redemptions                                                      (251,670)      (739,255)
                                                                                                     ---------------------------
                                          Net Increase (Decrease)                                        (163,258)        25,337

                                      Class T:
                                        Subscriptions                                                       3,910         24,700
                                        Capital contribution                                                    8
                                        Issued for distributions reinvested                                12,840         16,780
                                        Redemptions                                                      (265,431)      (377,383)
                                                                                                     ---------------------------
                                          Net Decrease                                                   (248,673)      (335,903)

                                      Class Z:
                                        Subscriptions                                                      81,368        501,244
                                        Capital contribution                                                  247
                                        Issued for distributions reinvested                                11,534         42,018
                                        Redemptions                                                      (378,022)    (4,535,587)
                                                                                                     ---------------------------
                                          Net Decrease                                                   (284,873)    (3,992,325)

                                 See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2005 (UNAUDITED)                        COLUMBIA NEWPORT TIGER FUND

NOTE 1. ORGANIZATION

Columbia Newport Tiger Fund (the "Fund"), a series of Columbia Funds Trust VII (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

INVESTMENT GOAL

The Fund seeks capital appreciation by investing primarily in equity securities of companies located in the Tiger countries of Asia. The countries or regions in which the Fund invests include Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines.

FUND SHARES

The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Each share class has its own sales charge and expense structure.

Class A and Class T shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A and Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of the time of purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

INCOME RECOGNITION

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

DETERMINATION OF CLASS NET ASSET VALUES

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations), and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

FOREIGN CAPITAL GAINS TAXES

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended August 31, 2004 was as follows:

                                            AUGUST 31, 2004
                                            ---------------
Distributions paid from:
  Ordinary income                               $ 1,659,080

Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

    Unrealized appreciation                   $  96,211,760
    Unrealized depreciation                     (14,506,856)
                                              -------------
     Net unrealized appreciation              $  81,704,904

The following capital loss carryforwards, determined as of August 31, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
           EXPIRATION                 CARRYFORWARD
           ----------                -------------
              2006                   $ 143,826,658
              2007                      22,164,746
                                     $ 165,991,404

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

INVESTMENT ADVISORY FEE

Columbia Management Advisors, Inc. ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund and receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

      AVERAGE DAILY NET ASSETS        ANNUAL FEE RATE
      ------------------------        ---------------
          First $1 billion                0.70%
          Next $500 million               0.62%
          Next $1.5 billion               0.57%
          Next $3 billion                 0.52%
          Over $6 billion                 0.47%

Prior to November 1, 2004, Columbia received a monthly investment advisory fee based on the Fund's average daily net assets as follows:

     AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
     ------------------------         ---------------
        First $100 million                1.00%
        Next $1.4 billion                 0.75%
        Next $1.0 billion                 0.70%
        Over $2.5 billion                 0.65%

For the six months ended February 28, 2005, the Fund's annualized effective investment advisory fee rate was 0.74%.

In connection with the Fund's investments in India, Columbia adopted a more conservative interpretation of tax regulations governing certain corporate actions. As a result, Columbia elected to reimburse the Fund $266,581 or $0.01, $0.03, $0.01, $0.01 and $0.01 per share for Class A, B, C, T and Z, respectively, and the Fund issued additional Class A, B, C, T and Z shares of 6,364,543, 393, 8 and 247 shares, respectively, to shareholders purchasing shares during the period prior to this change in interpretation.

ADMINISTRATION FEES

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees collected to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average daily net assets of the Fund for that month The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended February 28, 2005, the Fund's annualized effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.030%

TRANSFER AGENT FEES

Columbia Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $28.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six-months ended February 28, 2005, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.36%.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Columbia Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the principal underwriter of the Fund. For the six months ended February 28, 2005, the Distributor has retained net underwriting discounts of $8,542 and $282 on sales of the Fund's Class A and Class T shares, respectively. The Distributor has also received CDSC fees of $33,535 and $1,883 on Class B and Class C share redemptions, respectively for the period.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS AND FEE REIMBURSEMENTS

Columbia has voluntarily agreed to waive fees and reimburse certain expenses to the extent that total expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average daily net assets. This arrangement may be revised or discontinued by Columbia at any time.

CUSTODY CREDITS

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Fund are employees of Columbia or its affiliates and receive no compensation from the Fund. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Fund's fee will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended February 28, 2005, the Fund paid $924 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended February 28, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $36,455,379 and $65,226,899, respectively.

NOTE 6. REDEMPTION FEES

The Fund imposes a 2.00% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. Effective January 3, 2005, the Fund also began imposing a 2.00% redemption fee to shareholders of Class A, Class B, Class C and Class T shares who redeem shares held for 60 days or less. Redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the six months ended February 28, 2005, the redemption fees for Class A, Class B, Class C, Class T and Class Z shares of the Fund amounted to $901, $332, $134, $137 and $131.

NOTE 7. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended February 28, 2005, the Fund did not borrow under this arrangement.

NOTE 8. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

GEOGRAPHIC CONCENTRATION

Because the Fund's investments are concentrated in the Tiger countries of Asia, events within the region will have a greater effect on the Fund than if the Fund were more geographically diversified. In addition, events in any one country within the region may impact the other countries or the region as a whole. Markets in the region can experience significant volatility due to social, regulatory and political uncertainties.

INDUSTRY FOCUS

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

LEGAL PROCEEDINGS

On February 9, 2005, Columbia and Columbia Funds Distributor, Inc. (collectively the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") ( the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors LLC to reduce certain Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG

Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Bank of America (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several direct and derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive.

On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Fund and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.

On March 2, 2005, four civil revenue sharing actions alleging, among other things, that various mutual funds advised by Columbia Management and certain other affiliates inappropriately used fund assets to pay brokers to promote the funds by directing fund brokerage transactions to such brokers and did not fully disclose such arrangements to shareholders, and charged excessive 12b-1 fees, were consolidated into a single action in the United States District Court for Massachusetts (In re Columbia Entities Litigation, Civil Action No. 04-11704-REK). The consolidated complaint has not yet been filed.

The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These proceedings are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

For the six months ended February 28, 2005, Columbia has assumed $2,925 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

NOTE 9. PROPOSED REORGANIZATION

On February 10, 2005, the Board of Trustees approved a proposal to merge the Columbia Newport Tiger Fund into the Columbia International Stock Fund, subject to shareholder approval and the satisfaction of certain other conditions. The merger is expected to be completed in September 2005.

FINANCIAL HIGHLIGHTS

                                                     COLUMBIA NEWPORT TIGER FUND

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                     (UNAUDITED)
                                     SIX MONTHS            YEAR            PERIOD
                                       ENDED               ENDED           ENDED
                                    FEBRUARY 28,        AUGUST 31,       AUGUST 31,
CLASS A SHARES                          2005               2004           2003(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $      11.33        $    10.24       $     8.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)           (0.02)             0.13             0.07
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
capital gains tax                           2.57              1.02             2.03
                                    ------------        ----------       ----------
Total from Investment
Operations                                  2.55              1.15             2.10

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                 (0.06)            (0.06)              --

REDEMPTION FEES:
Redemption fees added to
paid in capital                               --(b)(c)          --(b)(c)         --

NET ASSET VALUE, END OF PERIOD      $      13.82        $    11.33       $    10.24
Total return (d)                           22.52%(e)(f)      11.27%(e)        25.80%(e)(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                      1.79%(h)          1.80%            1.80%(h)
Interest expense                              --                --%(i)           --%(h)(i)
Expenses (g)                                1.79%(h)          1.80%            1.80%(h)
Net investment income (loss) (g)           (0.32)%(h)         1.18%            1.21%(h)
Waiver/reimbursement                        0.07%(h)          0.13%            0.20%(h)
Portfolio turnover rate                       11%(f)            32%              18%(f)
Net assets, end of period (000's)   $    196,705        $  159,489       $  131,974

                                                     YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------
CLASS A SHARES                         2002           2001            2000         1999
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $    9.38      $   11.34      $   13.47     $    7.78

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)          0.05           0.08           0.01          0.09
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
capital gains tax                        (1.25)         (1.95)         (2.14)         5.60
                                     ---------      ---------      ---------     ---------
Total from Investment
Operations                               (1.20)         (1.87)         (2.13)         5.69

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.04)         (0.09)            --            --

REDEMPTION FEES:
Redemption fees added to
paid in capital                             --             --             --            --

NET ASSET VALUE, END OF PERIOD       $    8.14      $    9.38      $   11.34     $   13.47
Total return (d)                        (12.83)%(e)    (16.55)%(e)    (15.81)%       73.14%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                    1.80%          1.80%          1.71%         1.77%
Interest expense                          0.01%            --%(i)         --            --
Expenses (g)                              1.81%          1.80%          1.71%         1.77%
Net investment income (loss) (g)          0.54%          0.75%          0.07%         0.97%
Waiver/reimbursement                      0.07%            --%(i)         --            --
Portfolio turnover rate                     25%            12%            25%           14%
Net assets, end of period (000's)    $ 108,240      $ 178,145      $ 321,671     $ 403,082

(a)  The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                     (UNAUDITED)
                                     SIX MONTHS            YEAR            PERIOD
                                       ENDED               ENDED            ENDED
                                    FEBRUARY 28,        AUGUST 31,       AUGUST 31,
CLASS B SHARES                          2005               2004            2003(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $      10.92        $     9.90       $     7.90

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)           (0.06)             0.01             0.03
Net realized and unrealized
gain (loss) on investments,
foreign currency and foreign
capital gains tax                           2.50              1.02             1.97
                                    ------------        ----------       ----------
Total from Investment
Operations                                  2.44              1.03             2.00

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                    --             (0.01)              --

REDEMPTION FEES:
Redemption fees added to
paid in capital                               --(b)(c)          --(b)(c)         --

NET ASSET VALUE, END OF PERIOD      $      13.36        $    10.92       $     9.90
Total return (d)                           22.34%(e)(f)      10.38%(e)        25.32%(e)(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                      2.54%(h)          2.55%            2.55%(h)
Interest expense                              --                --%(i)           --%(h)(i)
Expenses (g)                                2.54%(h)          2.55%            2.55%(h)
Net investment income (loss) (g)           (1.07)%(h)         0.07%            0.49%(h)
Waiver/reimbursement                        0.07%(h)          0.13%            0.20%(h)
Portfolio turnover rate                       11%(f)            32%              18%(f)
Net assets, end of period (000's)   $     66,451        $   75,473       $  118,849

                                                     YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------------
CLASS B SHARES                         2002           2001            2000         1999
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $    9.14      $   11.05      $   13.23     $    7.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)        (0.02)            --(c)       (0.08)         0.02
Net realized and unrealized
gain (loss) on investments,
foreign currency and foreign
capital gains tax                       (1.22)         (1.89)         (2.10)         5.51
                                    ---------      ---------      ---------     ---------
Total from Investment
Operations                              (1.24)         (1.89)         (2.18)         5.53

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                 --          (0.02)            --            --

REDEMPTION FEES:
Redemption fees added to
paid in capital                            --             --             --            --

NET ASSET VALUE, END OF PERIOD      $    7.90      $    9.14      $   11.05     $   13.23
Total return (d)                       (13.57)%(e)    (17.12)%(e)    (16.48)%       71.82%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                   2.55%          2.55%          2.46%         2.52%
Interest expense                         0.01%            --%(i)         --            --
Expenses (g)                             2.56%          2.55%          2.46%         2.52%
Net investment income (loss) (g)        (0.21)%           --%(i)      (0.68)%        0.22%
Waiver/reimbursement                     0.07%            --%(i)         --            --
Portfolio turnover rate                    25%            12%            25%           14%
Net assets, end of period (000's)   $ 112,942      $ 164,354      $ 265,219     $ 407,179

(a)  The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                     (UNAUDITED)
                                     SIX MONTHS            YEAR            PERIOD
                                       ENDED               ENDED            ENDED
                                    FEBRUARY 28,        AUGUST 31,       AUGUST 31,
CLASS C SHARES                          2005               2004            2003(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $      10.93        $     9.91       $     7.91

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)           (0.06)             0.04             0.03
Net realized and unrealized
gain (loss) on investments,
foreign currency and foreign
capital gain tax                            2.49              0.99             1.97
                                    ------------        ----------       ----------
Total from Investment
Operations                                  2.43              1.03             2.00

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                    --             (0.01)              --

REDEMPTION FEES:
Redemption fees added to
paid in capital                               --(b)(c)          --(b)(c)         --

NET ASSET VALUE, END OF PERIOD      $      13.36        $    10.93       $     9.91
Total return (d)                           22.23%(e)(f)      10.37%(e)        25.28%(e)(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                      2.54%(h)          2.55%            2.55%(h)
Interest expense                              --                --%(i)           --%(h)(i)
Expenses (g)                                2.54%(h)          2.55%            2.55%(h)
Net investment income (loss) (g)           (1.07)%(h)         0.36%            0.49%(h)
Waiver/reimbursement                        0.07%(h)          0.13%            0.20%(h)
Portfolio turnover rate                       11%(f)            32%              18%(f)
Net assets, end of period (000's)   $     28,642        $   25,234       $   22,619

                                                      YEAR ENDED DECEMBER 31,
                                     -----------------------------------------------------
CLASS C SHARES                         2002           2001            2000         1999
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                               $    9.15      $   11.07      $   13.25     $    7.71

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)         (0.02)            --(c)       (0.08)         0.02
Net realized and unrealized
gain (loss) on investments,
foreign currency and foreign
capital gain tax                         (1.22)         (1.90)         (2.10)         5.52
                                     ---------      ---------      ---------     ---------
Total from Investment
Operations                               (1.24)         (1.90)         (2.18)         5.54

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                  --          (0.02)            --            --

REDEMPTION FEES:
Redemption fees added to
paid in capital                             --             --             --            --

NET ASSET VALUE, END OF PERIOD       $    7.91      $    9.15      $   11.07     $   13.25
Total return (d)                        (13.55)%(e)    (17.18)%(e)    (16.45)%       71.85%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                    2.55%          2.55%          2.46%         2.52%
Interest expense                          0.01%            --%(i)         --            --
Expenses (g)                              2.56%          2.55%          2.46%         2.52%
Net investment income (loss) (g)         (0.21)%           --%(i)      (0.68)%        0.22%
Waiver/reimbursement                      0.07%            --%(i)         --            --
Portfolio turnover rate                     25%            12%            25%           14%
Net assets, end of period (000's)    $  19,866      $  28,036      $  42,897     $  73,038

(a)  The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                     (UNAUDITED)
                                     SIX MONTHS            YEAR            PERIOD
                                       ENDED               ENDED            ENDED
                                    FEBRUARY 28,        AUGUST 31,       AUGUST 31,
CLASS T SHARES                          2005               2004            2003(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $      11.39        $    10.29       $     8.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)              --(c)           0.15             0.08
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
captial gains tax                           2.60              1.03             2.05
                                    ------------        ----------       ----------
Total from Investment
Operations                                  2.60              1.18             2.13

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                 (0.09)            (0.08)              --

REDEMPTION FEES:
Redemption fees added to
paid in capital                               --(b)(c)          --(b)(c)         --

NET ASSET VALUE, END OF PERIOD      $      13.90        $    11.39       $    10.29
Total return (d)                           22.84%(e)(f)      11.50%(e)        26.10%(e)(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                      1.54%(h)          1.55%            1.55%(h)
Interest expense                              --                --%(i)           --%(h)(i)
Expenses (g)                                1.54%(h)          1.55%            1.55%(h)
Net investment income (loss) (g)           (0.07)%(h)         1.30%            1.50%(h)
Waiver/reimbursement                        0.07%(h)          0.13%            0.20%(h)
Portfolio turnover rate                       11%(f)            32%              18%(f)
Net assets, end of period (000's)   $     29,008        $   26,615       $   27,501

                                                      YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------
CLASS T SHARES                         2002           2001            2000         1999
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                             $     9.41      $   11.38      $   13.48     $    7.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)          0.08           0.10           0.04          0.12
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
captial gains tax                        (1.27)         (1.96)         (2.14)         5.59
                                    ----------      ---------      ---------     ---------
Total from Investment
Operations                               (1.19)         (1.86)         (2.10)         5.71

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.06)         (0.11)            --            --

REDEMPTION FEES:
Redemption fees added to
paid in capital                             --             --             --            --

NET ASSET VALUE, END OF PERIOD      $     8.16      $    9.41      $   11.38     $   13.48
Total return (d)                        (12.68)%(e)    (16.39)%(e)    (15.58)%       73.49%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                    1.55%          1.55%          1.46%         1.52%
Interest expense                          0.01%            --%(i)         --            --
Expenses (g)                              1.56%          1.55%          1.46%         1.52%
Net investment income (loss) (g)          0.79%          1.00%          0.32%         1.22%
Waiver/reimbursement                      0.07%            --%(i)         --            --
Portfolio turnover rate                     25%            12%            25%           14%
Net assets, end of period (000's)   $   24,180      $  31,782      $  46,733     $  69,503

(a)  The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

                                     (UNAUDITED)
                                     SIX MONTHS            YEAR            PERIOD
                                       ENDED               ENDED            ENDED
                                    FEBRUARY 28,        AUGUST 31,       AUGUST 31,
CLASS Z SHARES                          2005               2004            2003(a)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $      11.36        $    10.26       $     8.14

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)              --(c)           0.09             0.07
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
capital gain tax                            2.59              1.09             2.05
                                    ------------        ----------       ----------
Total from Investment
Operations                                  2.59              1.18             2.12

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income                 (0.09)            (0.08)              --

REDEMPTION FEES:
Redemption fees added to
paid in capital                               --(b)(c)          --(b)(c)         --(b)(c)

NET ASSET VALUE, END OF PERIOD      $      13.86        $    11.36       $    10.26
Total return (d)                           22.81%(e)(f)      11.53%(e)        26.04%(e)(f)

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                      1.54%(h)          1.55%            1.55%(h)
Interest expense                              --                --%(i)           --%(h)(i)
Expenses (g)                                1.54%(h)          1.55%            1.55%(h)
Net investment income (loss) (g)           (0.07)%(h)         0.82%            1.31%(h)
Waiver/reimbursement                        0.07%(h)          0.13%            0.20%(h)
Portfolio turnover rate                       11%(f)            32%              18%(f)
Net assets, end of period (000's)   $     28,230        $   26,385       $   64,803

                                                      YEAR ENDED DECEMBER 31,
                                    ------------------------------------------------------
CLASS Z SHARES                         2002           2001            2000         1999
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                              $     9.38      $   11.35      $   13.46     $    7.75

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)          0.08           0.10           0.04          0.12
Net realized and unrealized
gain (loss) on investments and
foreign currency and foreign
capital gain tax                         (1.26)         (1.96)         (2.15)         5.59
                                    ----------      ---------      ---------     ---------
Total from Investment
Operations                               (1.18)         (1.86)         (2.11)         5.71

LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
From net investment income               (0.06)         (0.11)            --            --

REDEMPTION FEES:
Redemption fees added to
paid in capital                             --             --             --            --

NET ASSET VALUE, END OF PERIOD      $     8.14      $    9.38      $   11.35     $   13.46
Total return (d)                        (12.61)%(e)    (16.43)%(e)    (15.68)%       73.68%

RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (g)                    1.55%          1.55%          1.46%         1.52%
Interest expense                          0.01%            --%(i)         --            --
Expenses (g)                              1.56%          1.55%          1.46%         1.52%
Net investment income (loss) (g)          0.79%          1.00%          0.32%         1.22%
Waiver/reimbursement                      0.07%            --%(i)         --            --
Portfolio turnover rate                     25%            12%            25%           14%
Net assets, end of period (000's)   $   77,225      $ 122,255      $ 157,606     $ 214,498

(a)  The Fund has changed its fiscal year end from December 31 to August 31.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d)  Total return at net asset value assuming all distributions reinvested.
(e) Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)  Annualized.
(i)  Rounds to less than 0.01%.

COLUMBIA FUNDS

                                                     COLUMBIA NEWPORT TIGER FUND

                              LARGE GROWTH  Columbia Growth Stock
                                            Columbia Large Cap Growth
                                            Columbia Tax-Managed Growth
                                            Columbia Tax-Managed Growth II*
                                            Columbia Young Investor

                               LARGE VALUE  Columbia Disciplined Value
                                            Columbia Growth & Income
                                            Columbia Large Cap Core
                                            Columbia Tax-Managed Value*

                             MIDCAP GROWTH  Columbia Acorn Select
                                            Columbia Mid Cap Growth
                                            Columbia Tax-Managed Aggressive Growth

                              MIDCAP VALUE  Columbia Dividend Income
                                            Columbia Mid Cap Value*
                                            Columbia Strategic Investor

                              SMALL GROWTH  Columbia Acorn
                                            Columbia Acorn USA
                                            Columbia Small Company Equity

                               SMALL VALUE  Columbia Small Cap
                                            Columbia Small Cap Value

                                  BALANCED  Columbia Asset Allocation
                                            Columbia Balanced
                                            Columbia Liberty Fund

                                 SPECIALTY  Columbia Real Estate Equity
                                            Columbia Technology
                                            Columbia Utilities

                      TAXABLE FIXED-INCOME  Columbia Corporate Bond
                                            Columbia Federal Securities
                                            Columbia Fixed Income Securities
                                            Columbia High Yield
                                            Columbia High Yield Opportunities
                                            Columbia Income*
                                            Columbia Intermediate Bond
                                            Columbia Intermediate Government Income*
                                            Columbia Quality Plus Bond
                                            Columbia Short Term Bond*
                                            Columbia Strategic Income

                                TAX EXEMPT  Columbia High Yield Municipal
                                            Columbia Intermediate Tax-Exempt Bond
                                            Columbia Managed Municipals*
                                            Columbia National Municipal Bond**
                                            Columbia Tax-Exempt
                                            Columbia Tax-Exempt Insured

                   SINGLE STATE TAX EXEMPT  Columbia California Tax-Exempt
                                            Columbia Connecticut Intermediate Municipal Bond
                                            Columbia Connecticut Tax-Exempt
                                            Columbia Florida Intermediate Municipal Bond*
                                            Columbia Massachusetts Intermediate Municipal Bond
                                            Columbia Massachusetts Tax-Exempt
                                            Columbia New Jersey Intermediate Municipal Bond
                                            Columbia New York Intermediate Municipal Bond
                                            Columbia New York Tax-Exempt
                                            Columbia Oregon Municipal Bond
                                            Columbia Pennsylvania Intermediate Municipal Bond*
                                            Columbia Rhode Island Intermediate Municipal Bond

                              MONEY MARKET  Columbia Money Market
                                            Columbia Municipal Money Market

                      INTERNATIONAL/GLOBAL  Columbia Acorn International
                                            Columbia Acorn International Select
                                            Columbia Global Equity
                                            Columbia International Stock
                                            Columbia Newport Greater China
                                            Columbia Newport Tiger*

                                     INDEX  Columbia Large Company Index*
                                            Columbia Small Company Index*
                                            Columbia U.S. Treasury Index*

* The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the merger, which is scheduled to occur during September and October, pending shareholder approval

** The fund will be closed to new investments after the close of business on April 29, 2005. The fund's trustees have approved the liquidation, which is scheduled to occur during September, pending shareholder approval

Please consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. Contact us at 800-345-6611 for a prospectus which contains this and other important information about the fund. Read it carefully before you invest.

For complete product information on any Columbia fund, visit our website at www.columbiafunds.com.

Columbia Management Group and Columbia Management refer collectively to the various investment advisory subsidiaries of Columbia Management Group, including Columbia Management Advisors, Inc., the registered investment advisor, and Columbia Funds Distributor, Inc.

IMPORTANT INFORMATION ABOUT THIS REPORT

                                                     Columbia Newport Tiger Fund

TRANSFER AGENT

Columbia Funds Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800.345.6611

DISTRIBUTOR

Columbia Funds Distributor, Inc.
One Financial Center
Boston MA 02111

INVESTMENT ADVISOR
Columbia Management Advisors, Inc.
100 Federal Street
Boston MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

[GRAPHIC]

Help your fund reduce printing and postage costs! Elect to get your shareholder reports by eletronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.

COLUMBIA NEWPORT TIGER FUND SEMIANNUAL REPORT, FEBRUARY 28, 2005     PRSRT STD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20


COLUMBIA MANAGEMENT(R)

(C) 2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston,MA 02111-2621
800.345.6611         www.columbiafunds.com

                                                732-03/730U-0205 (04/05) 05/5132

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    Columbia Funds Trust VII
           ---------------------------------------------------------------------

By (Signature and Title)        /S/ Christopher L. Wilson
                       ---------------------------------------------------------
                                Christopher L. Wilson, President

Date                            April 27, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)        /S/ Christopher L. Wilson
                       ---------------------------------------------------------
                                Christopher L. Wilson, President

Date                            April 27, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)        /S/ J. Kevin Connaughton
                       ---------------------------------------------------------
                                J. Kevin Connaughton, Treasurer

Date                            April 27, 2005
    ----------------------------------------------------------------------------